SHARE-BASED COMPENSATION (Details) - Schedule of Share-Based Compensation Plans - Stock options and RSU to eligible Employees, Officers, Directors and external consultants [Member]	3 Months Ended
Mar. 31, 2022 shares
SHARE-BASED COMPENSATION (Details) - Schedule of Share-Based Compensation Plans [Line Items]
Common shares outstanding, March 31, 2022	111,202,690
Share-based compensation available for issuance: 15%	16,680,404
Stock options outstanding, March 31, 2022	(4,830,628)
RSU outstanding, March 31, 2022	(1,730,605)
Share-based compensation available for future grants	10,119,171